Employee benefit plans	6 Months Ended
Sep. 30, 2022
Employee Benefit Plans [Abstract]
Employee benefit plans
11. Employee benefit plans:
Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.
Net periodic benefit cost
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2021	2022
Service cost	¥3,226	¥3,199
Interest cost	1,021	1,216
Expected return on plan assets	(3,028)	(2,984)
Amortization of net actuarial losses	1,978	1,909
Amortization of prior service cost	(800)	(803)

Net periodic benefit cost	¥2,397	¥2,537

	Millions of yen
	Three months ended September 30
	2021	2022
Service cost	¥1,613	¥1,600
Interest cost	510	608
Expected return on plan assets	(1,514)	(1,492)
Amortization of net actuarial losses	989	954
Amortization of prior service cost	(400)	(401)

Net periodic benefit cost	¥1,198	¥1,269

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.